Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under noncancelable operating leases

Future minimum lease payments under non-cancelable operating leases were as follows (in thousands):

Year Ending December 31:	As of December 31, 2015	As of June 30, 2016(1)
		(Unaudited)
2016	$3,793	$2,824
2017	3,498	8,596
2018	1,903	6,984
2019	513	5,673
2020	159	5,408
Thereafter	—	20,963

Total minimum lease payments	$9,866	$50,448

(1)	The future minimum lease payments related to the 375 Beale Street lease do not include the $8.3 million of tenant improvement allowance available under the lease.

Schedule of Future minimum payments under other existing noncancellable purchase obligations

Future minimum payments under other existing noncancellable purchase obligations were as follows (in thousands). Unrecognized tax benefits are not included in these amounts because any amounts expected to be settled in cash are not material:

Year Ending December 31:	As of December 31, 2015	As of June 30, 2016
		(Unaudited)
2016	$18,853	$3,871
2017	2,001	3,061
2018	—	97
2019	—	15

Total payments	$20,854	$7,044